Income tax	12 Months Ended
Dec. 31, 2016
Income tax [Abstract]
Income tax
10. Income tax

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries domiciled in Hong Kong are subject to 16.5% Hong Kong profits tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Law of the People’s Republic of China on Enterprise Income Tax (‘‘EIT Law’’), the Group’s subsidiaries domiciled in the PRC are subject to 25% statutory rate.

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Current tax expenses	1,912	7,793	15,348
Deferred tax	-	(13,815)	1,483

Income tax (benefits) expenses	1,912	(6,022)	16,831

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	(36.68)%	23.47%	8.36%
Effect on tax rates in different tax jurisdiction	(0.52)%	(15.88)%	(1.01)%
Tax incentives relating to research and development expenditure	5.62%	(17.00)%	(8.87)%
Other non-deductible expenses	(1.59)%	0.60%	0.78%
Changes in valuation allowance	4.87%	(38.63)%	(7.80)%

Effective income tax rate	(3.30)%	(22.44)%	16.46%

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2015	2016
	RMB	RMB

Deferred tax assets:
Logistics expenses accruals	9,387	1,989
Inventory write-down	3,702	5,404
Promotion expenses accruals	1,682	1,270
Outsourced labor cost	1,086	2,620
Promotion expenses paid but tax invoices not received	1,184	186
Salary and welfare payable	3,182	748
Professional fee accruals	1,147	1,307
Marketing expenses accruals	261	424
Allowance for doubtful accounts	167	295
Other accruals	583	1,034
Net operating loss carry forward	7,802	5,452

Less: valuation allowance	(16,368)	(8,397)

Deferred tax assets, net	13,815	12,332

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. In 2015 and 2016, the Group has determined that the deferred tax assets of Shanghai Baozun E-Commerce Limited and Shanghai Bodao E-Commerce Limited will be more likely than not utilized in the future and has provided no valuation allowance for the deferred tax assets of these two subsidiaries. The remaining deferred tax assets on temporary differences and net operating loss carry forward are related to certain other subsidiaries, for which the Group is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not. As such, it has fully provided valuation allowance for the remaining deferred tax assets as of December 31, 2016. Amounts of operating loss carry forwards were RMB24,461 for the year ended December 31, 2016, which are expected to be expired from 2018 to 2021.

Movement of the valuation allowance is as follows:

	For Year Ended December 31,
	2015	2016
	RMB	RMB

Balance as of January 1	26,735	16,368
Reversals	(10,367)	(7,971)

Balance as of December 31	16,368	8,397

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%. The Group is not subject to any other uncertain tax position.

Aggregate accumulated deficit of the Company's subsidiaries and VIE located in PRC was approximately RMB 85,949 at December 2015. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2015. As of December 31, 2016, retained earnings of Company's subsidiaries and VIE located in PRC is RMB 7,663. The Company's PRC subsidiaries' retained earnings have been and will be permanently reinvested to the PRC subsidiaries. Therefore, no deferred tax liability upon dividend withholding tax was accrued.